REVENUE	12 Months Ended
Dec. 31, 2018
Revenue [abstract]
REVENUE
28	REVENUE

A disaggregation of the Group’s revenue for the year based on timing of revenue recognition is as follows:

	2018	2017	2016
	US$’000	US$’000	US$’000

Over time:
Charter hire	135,027	128,355	97,322
Freight revenue	168,828	257,614	256,801
Vessel revenue	303,855	385,969	354,123

Management fees	5,676	5,252	4,178
Miscellaneous	820	574	956
Other	6,496	5,826	5,134

At a point in time:
Sale of ships	8,477	17,155	12,275
Sale of bunkers and other consumables	190	572	-
Ship sales	8,667	17,727	12,275

	319,018	409,522	371,532

Management expects that 100% of the transaction price allocated to the unsatisfied contracts as of 31 December 2018 will be recognised as revenue during the next reporting period. The Group applies the practical expedient in paragraph 121 of IFRS 15 and does not disclose information about remaining performance obligations that have original expected durations of one year or less.